Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenue
Rental revenues	$ 175,695	$ 124,247	$ 503,077	$ 312,691
Interest income	0	2,400	0	7,202
Other Income	0	6,797	133	7,297
Total revenue	175,695	133,444	503,210	327,190
Expenses
Depreciation	44,247	28,189	109,642	68,469
General and administrative	1,588,536	1,143,678	4,402,634	2,097,037
Interest expense	91,038	85,666	286,526	199,630
Acquisition expense	0	0	0	325,000
Total expenses	(1,723,821)	(1,257,533)	(4,798,802)	(2,690,136)
Net loss before gain on sale of properties	(1,548,126)	(1,124,089)	(4,295,592)	(2,362,946)
Gain on sale of properties	0	0	4,981	71,293
Net Loss	(1,548,126)	(1,124,089)	(4,290,611)	(2,291,653)
Net loss attributable to non-controlling interest	0	0	0	0
Net loss attributable to common stockholders	$ (1,548,126)	$ (1,124,089)	$ (4,290,611)	$ (2,291,653)
Basic and diluted loss per share:
Net loss per share attributable to common stockholders	$ (.18)	$ (.17)	$ (.52)	$ (.45)
Weighted average shares outstanding - basic and diluted	8,844,605	6,488,000	8,206,447	5,131,000